UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008.

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Knoll Capital Management, L.P.
                   KOM Capital Management, LLC

Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1)  Knoll Capital Management, L.P.:  028-11424
2)  KOM Capital Management, LLC: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, November 13, 2008.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 23 Data Records


Form 13F Information Table Value Total:  $195,679
                                         --------
                                            (x1000)


List of Other Included Managers:



Form 13F File Number                Name

028-11425                           KOM Capital Management, LLC
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



Column 1                                Column 2       Column 3    Column 4      Column 5             Column 6 Column 7  Column 8
----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                       Title of Class      CUSIP      Value       SHRs       SH/PR PUT/  Inv.     Other    Voting
                                                                   (x1000)      or PRN           CALL  Discr.   Mngrs. Authority
                                                                                Amt.                                   Sole Shared
                                                                                                                          None
----------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp.                            COM         0154041106       2475     3694355    SH                 SOLE      3694355
----------------------------------------------------------------------------------------------------------------------------------
A-Power Energy Generation Sys             COM          G04136100       1817      202833    SH                 SOLE       202833
----------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corporation                 COM          00208J108      21588     1212115    SH                 SOLE      1212115
----------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc                        COM          137801106       1737      751828    SH                 SOLE       751828
----------------------------------------------------------------------------------------------------------------------------------
Combimatrix Corp.                         COM          20009T105       1149       77000    SH                 SOLE        77000
----------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New                 COM          247907207       7807      574882    SH                 SOLE       574882
----------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.                    COM          320771108       1170      470000    SH                 SOLE       470000
----------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA                  SPON ADR       338488109      17555     2398278    SH                 SOLE      2398278
----------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.             *W Exp 07/12/2009   34958D110          4      200000    SH                 SOLE       200000
----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc                     COM          427093109       2069      136460    SH                 SOLE       136460
----------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                               COM          44919F104       5594     4336056    SH                 SOLE      4336056
----------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.                           COM          58501N101      80524     3043241    SH                 SOLE      3043241
----------------------------------------------------------------------------------------------------------------------------------
Minrad International Inc.                 COM          60443P103        220      200000    SH                 SOLE       200000
----------------------------------------------------------------------------------------------------------------------------------
New Gold Inc.                             COM          644535106       1857      400000    SH                 SOLE       400000
----------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics Inc.(1)              COM          6700M100        6270     1725412    SH                 SOLE      1725412
----------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.                         COM          701354102      18364     1836399    SH                 SOLE      1836399
----------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap GP Inc.              COM          77487R100       1455      447756    SH                 SOLE       447756
----------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.                      COM          828336107        245       30000    SH                 SOLE        30000
----------------------------------------------------------------------------------------------------------------------------------
Star Scientific Inc.                      COM          85517P101       6437     1808127    SH                 SOLE      1808127
----------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                              COM          865378103       9194     4574340    SH                 SOLE      4574340
----------------------------------------------------------------------------------------------------------------------------------
Trina Solar LTD Sponsored ADR           SPON ADR       89628E104       5728      249575    SH                 SOLE       249575
----------------------------------------------------------------------------------------------------------------------------------
Wellcare Health Plans Inc                 COM          94946T106       1384       38450    SH                 SOLE        38450
----------------------------------------------------------------------------------------------------------------------------------
XCorporeal Inc.                           COM          98400P104       1036      142858    SH                 SOLE       142858
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------
(1) Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's "Official List of Section 13F Securities" as a 13(f) Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P. and KOM Capital Management, LLC have chosen to include these securities for informational purposes.